As filed with the Securities and Exchange Commission on December 22, 2022

Securities Act File No. 333-221764

Investment Company Act File No. 811-23312

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-effective Amendment No. 26	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 29	☒

Impact Shares Trust I

(Exact Name of Registrant as Specified in Charter)

5950 Berkshire Lane

Suite 1420

Dallas, Texas 75225

(Address of Principal Executive Offices)

(469) 442-8424

(Registrant’s Telephone Number)

Ethan Powell

5950 Berkshire Lane

Suite 1420

Dallas, Texas 75225

(Name and Address of Agent for Service)

Copies of Communications to:

Brian D. McCabe, Esq.

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199

It is proposed that this filing will become effective (check applicable box):

☐	immediately upon filing pursuant to Rule 485(b)
☒	on January 24, 2023 pursuant to Rule 485(b)
☐	60 days after filing pursuant to Rule 485(a)(1)
☐	on (date) pursuant to Rule 485(a)(1)
☐	75 days after filing pursuant to Rule 485(a)(2)
☐	on (date) pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C to Impact Shares Trust I’s (the “Registrant”) Post-Effective Amendment No. 24 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No.  27 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on October  11, 2022 (the “Post-Effective Amendment”), are incorporated herein by reference.

The Registrant is submitting this post-effective amendment pursuant to Rule 485(b)(1)(iii) under the Securities Act solely to designate January 24, 2023 as the new effective date for the Post-Effective Amendment filed pursuant to Rule 485(a) under the Securities Act on October 11, 2022, which was filed in connection with the registration of shares in the Impact Shares Climate Risk Reinsurance ETF. The Post-Effective Amendment was scheduled to become effective on December 25, 2022 pursuant to Post-Effective Amendment No. 24 to the Registration Statement under the Securities Act, which was filed with the Securities and Exchange Commission on October 11, 2022 pursuant to Rule 485(a)(2) under the Securities Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 26 under the Securities Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas, State of Texas on this 22nd day of December, 2022.

By:	/s/ Ethan Powell
Ethan Powell
President and Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ethan Powell	Trustee	December 22, 2022
Ethan Powell

/s/ Kathleen Legg* Kathleen Legg	Trustee	December 22, 2022

/s/ Winston Lowe*	Trustee	December 22, 2022
Winston Lowe

By:	/s/ Ethan Powell
Ethan Powell
Attorney in Fact*

*

Pursuant to Power of Attorney dated April 11, 2018 incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, File No. 333-221764, filed on May 8, 2018.